Shareholder Report, Line Graph (Details) 191610_DoubleLine Total Return Bond Fund_Class R6_TSR Annual {Class R6} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 10,385	$ 9,749	$ 9,575	$ 10,081	$ 10,392	$ 10,052	$ 10,000	$ 10,882
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,337	9,856	9,692	10,179	10,620	10,545	10,000	$ 10,787
Bloomberg U.S. Mortgage Backed Securities (MBS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Accumulated Value	$ 10,098	$ 9,581	$ 9,450	$ 9,932	$ 10,446	$ 10,455	$ 10,000	$ 10,683